INTANGIBLE ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS
Cost	1,340	1,068
Accumulated Amortization	336	251
Net	1,004	817
Amortization expenses
Total amortization expense for intangible assets	82	64	58
Expected aggregate amortization expense
2014	93
2015	83
2016	73
2017	65
2018	57
Software
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	13.20%	11.90%
Cost	825	622
Accumulated Amortization	241	180
Net	584	442
Natural gas supply opportunities
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.70%	3.80%
Cost	311	291
Accumulated Amortization	65	50
Net	246	241
Power purchase agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.00%	4.70%
Cost	87	85
Accumulated Amortization	7	4
Net	80	81
Transportation agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.70%	2.90%
Cost	53	50
Accumulated Amortization	15	13
Net	38	37
Other
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.00%	5.60%
Cost	64	20
Accumulated Amortization	8	4
Net	56	16